Fair Value Measurements - Narrative (Details) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2017 USD ($) stock professional	Dec. 31, 2016 USD ($) stock	Dec. 31, 2015 USD ($) stock	Dec. 31, 2014 USD ($) stock
Fair Value Measurements (Textual) [Abstract]
AFG's internal investment professionals | professional	25
Level 3 assets as a percentage of total assets measured at fair value	5.00%
Percentage of level 3 assets that were priced using non-binding broker quotes	77.00%
Level 3 assets that were priced using non-binding broker quotes	$ 1,300
Percentage of internally developed Level 3 asset fair values to total assets (approximately)	1.00%
Life contingent annuities	$ 207	$ 204	$ 200
Fixed-indexed annuities (embedded derivative), majority of future years | Minimum
Fair Value Measurements (Textual) [Abstract]
Unobservable input surrenders used in Level 3 fair value determination	6.00%
Fixed-indexed annuities (embedded derivative), majority of future years | Maximum
Fair Value Measurements (Textual) [Abstract]
Unobservable input surrenders used in Level 3 fair value determination	10.00%
Fixed-indexed annuities (embedded derivative)
Fair Value Measurements (Textual) [Abstract]
Fair value of derivatives in annuity benefits accumulated measured using a discounted cash flow approach	$ 2,290	1,760
Fixed-indexed annuities (embedded derivative) | Minimum
Fair Value Measurements (Textual) [Abstract]
Unobservable input surrenders used in Level 3 fair value determination	3.00%
Fixed-indexed annuities (embedded derivative) | Maximum
Fair Value Measurements (Textual) [Abstract]
Unobservable input surrenders used in Level 3 fair value determination	23.00%
Not Designated as Hedging Instrument | Annuity benefits | Fixed-indexed annuities (embedded derivative)
Fair Value Measurements (Textual) [Abstract]
Total realized/unrealized gains (losses) included in net income for the embedded derivatives related to the unlocking of actuarial assumptions		$ (17)	$ (28)	$ 58
Perpetual preferred stocks
Fair Value Measurements (Textual) [Abstract]
Number of stocks transferred from Level 2 to Level 1 | stock		0	0	1
Number of stocks transferred from Level 1 to Level 2 | stock		1	0	3
Number of stocks transferred from Level 2 to Level 1 during the first nine months | stock	1
Fair value of assets transferred from Level 2 to Level 1	$ 1	$ 0	$ 0	$ 4
Fair value of assets transferred from Level 1 to Level 2		$ 1	$ 0	$ 14
Common stocks
Fair Value Measurements (Textual) [Abstract]
Number of stocks transferred from Level 2 to Level 1 | stock		2	1	0
Number of stocks transferred from Level 1 to Level 2 | stock		2	1	1
Fair value of assets transferred from Level 2 to Level 1		$ 0	$ 0	$ 0
Fair value of assets transferred from Level 1 to Level 2		$ 0	$ 0	$ 0